Organization, Description of Business, Going Concern and Significant Risks and Uncertainties (Details) - USD ($)																		1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 26, 2025	Mar. 21, 2025	Mar. 18, 2025	Sep. 30, 2024	Sep. 19, 2024	Sep. 10, 2024	Mar. 26, 2024	Mar. 22, 2024	Jan. 31, 2024	Dec. 21, 2023	Aug. 28, 2023	Apr. 27, 2023	Mar. 22, 2023	Aug. 16, 2022	Dec. 31, 2021	Dec. 22, 2021	Apr. 30, 2021	Oct. 31, 2024	Jan. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 08, 2025	Mar. 07, 2025	Feb. 27, 2025	Feb. 21, 2025	Dec. 23, 2024	Dec. 13, 2024	May 31, 2024	May 08, 2024	Jan. 10, 2024
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Working capital deficit																									$ 56,900,000
Net loss																				$ (2,716,000)	$ (2,385,000)				(9,230,000)	$ (10,281,000)
Cash in operating activities																				$ (537,000)	(742,000)				$ (2,066,000)	$ (4,402,000)
Common stock, par value (in Dollars per share)																				$ 0.0001					$ 0.0001	$ 0.0001
Gross proceeds																				$ 50,000,000					$ 50,000,000
Common stock remaining outstanding (in Shares)																				5,604,651					5,604,651	5,604,651
Percentage of excise tax																									21.00%	21.00%
Cash																				$ 19,000					$ 191,000	$ 142,000
Forecast [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Revenue target																							$ 11,864,000	$ 99,702,000
Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Net loss
Profusa Asia Pacific Pte. Ltd [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Payment of ordinary share value											$ 1,000
Payment of ordinary shares (in Shares)											1,000
NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Working capital deficit																				13,191,353					12,254,024
Net loss																				(1,119,910)	(820,277)				(8,711,619)	1,161,910
Cash in operating activities																				$ (362,441)	(280,853)				$ (1,296,812)	$ (2,064,860)
Common stock, par value (in Dollars per share)																				$ 0.0001					$ 0.0001
Sold at a price per Unit (in Dollars per share)																																	$ 2.22		$ 2.22
Transaction costs																				$ 7,959,726					$ 7,959,726
Underwriting discount amount																				3,450,000					3,450,000
Represent shares																				3,570,576					3,570,576
Representative warrants cost																				259,527					259,527
Other offering costs																				$ 679,623					$ 679,623
Percentage of aggregate fair market value of assets																				80.00%					80.00%
Ownership interest to be acquired on post-transaction company																				50.00%					50.00%
Maturity days																185 days
Public share percentage								100.00%								100.00%
Interest expenses		$ 100,000																		$ 100,000					$ 100,000
Common stock redeemed (in Shares)																						50,556
Trust account to redeeming stockholders									$ 1,565,078									$ 595,439	$ 1,565,078
Convertible working capital																																			$ 1,500,000
Principal amount																																	$ 2,500,000		$ 1,500,000
Common stock remaining outstanding (in Shares)																				5,193,750					5,193,750	5,193,750
Contribution amount			$ 30,000		$ 34,376															$ 36,904					$ 36,904
Deposit						$ 110,714														$ 13,162								$ 19,376			$ 34,376	$ 68,752	$ 36,904	$ 36,904
Lost interest						1,400
Common stock remaining outstanding after the redemption (in Shares)					687,519															154,561					687,519	833,469
Aggregate redemption amount																				$ 155,999					$ 768,980	$ 2,137,638
Net tangible assets																				$ 5,000,001					5,000,001
Percentage of redeeming public shareholders.		100.00%																		100.00%
Tax expenses																														$ 23,200
Interest from trust account																				$ 1,484,158
Trust account																				1,452,546
Restricted payment																				31,612
Funding Operating Expenses																				13,162
Restricted cash																				18,450
Trust account																				13,162
Capital contribution																				25,000					25,000
Unsecured promissory note																				204,841					204,841
Warrants price per share (in Dollars per share)												$ 1
Outstanding principal amount																				1,919,796					$ 1,919,796
Percentage of excise tax																									21.00%	21.00%
Percentage of fair market value														1.00%
Stockholders’ deficit of excise tax payable																				1,946,052					$ 1,880,944
Excise tax liability																				$ 65,108					$ 16,838
Shares redeemed percentage																				1.00%					1.00%
Percentage of estimated interest																				7.00%					7.00%
Percentage of underpayment penalty																				0.50%					5.00%
Percentage of unpaid total liability																				25.00%					25.00%
Accrued accompanying balance sheet																				$ 1,946,052					$ 1,880,944	$ 1,864,106
Interest and penalties																				39,000
Cash																					5,314				16,204
NorthView Acquisition Corp [Member] | Special Meeting [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock redeemed (in Shares)			532,958
Common stock remaining outstanding (in Shares)			5,348,311
Contribution amount			$ 30,000
Common stock remaining outstanding after the redemption (in Shares)			154,561
Aggregate redemption amount			$ 6,500,000
NorthView Acquisition Corp [Member] | Redeemable Warrant [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																1
NorthView Acquisition Corp [Member] | Warrant [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																1
Warrant exercise price (in Dollars per share)																$ 11.5
NorthView Acquisition Corp [Member] | June, July and August extension [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Deposit						$ 112,114
NorthView Acquisition Corp [Member] | January Extension [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Deposit																													$ 49,376
NorthView Acquisition Corp [Member] | February Extension [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Deposit																													15,000
NorthView Acquisition Corp [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Payment of ordinary shares (in Shares)																450,000	5,175,000
Net loss
Units issued (in Shares)																1
Sold at a price per Unit (in Dollars per share)								$ 0.05
Price per share (in Dollars per share)																$ 10
Common stock redeemed (in Shares)										140,663															140,663
Common stock remaining outstanding (in Shares)																				738,075					738,075
NorthView Acquisition Corp [Member] | Common Stock [Member] | Warrant [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																1
Warrant exercise price (in Dollars per share)																$ 11.5
NorthView Acquisition Corp [Member] | Stockholders [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Redemption amount	$ 6,510,830			$ 595,439			$ 1,088,361			$ 1,565,078			$ 184,845,836									$ 595,439
NorthView Acquisition Corp [Member] | Dissolution Expense Waiver [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Interest expenses		$ 100,000
NorthView Acquisition Corp [Member] | Subsequent Event [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock redeemed (in Shares)			532,958
Common stock remaining outstanding (in Shares)			5,348,311
Contribution amount			$ 30,000
Deposit																												$ 19,376	15,000
Common stock remaining outstanding after the redemption (in Shares)			154,561
Aggregate redemption amount			$ 6,500,000
Tax expenses																														$ 23,400
Trust account																											$ 1,250,000
NorthView Acquisition Corp [Member] | Subsequent Event [Member] | January Extension [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Deposit																													$ 49,376
NorthView Acquisition Corp [Member] | IPO [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																18,975,000
Common stock, par value (in Dollars per share)																$ 0.0001
Sold at a price per Unit (in Dollars per share)																$ 10
Gross proceeds																$ 189,750,000
Investment of cash in trust account																$ 191,647,500
Price per share (in Dollars per share)																$ 10.1
Operating bank account															$ 741,228
Common stock redeemed (in Shares)										140,663															140,663
Outstanding redemption share (in Shares)										833,469															833,469
NorthView Acquisition Corp [Member] | IPO [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Warrant exercise price (in Dollars per share)																$ 11.5
Common stock remaining outstanding (in Shares)					5,881,269
NorthView Acquisition Corp [Member] | Over-Allotment Option [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																2,475,000
Warrants issued (in Shares)																				697,500					697,500
Price per share (in Dollars per share)																$ 10
NorthView Acquisition Corp [Member] | Over-Allotment Option [Member] | Warrant [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Warrant exercise price (in Dollars per share)																				$ 11.5					$ 11.5
NorthView Acquisition Corp [Member] | Rights [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																1
NorthView Acquisition Corp [Member] | Private Placement Warrants [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Warrant exercise price (in Dollars per share)																				$ 1					$ 1
Warrants issued (in Shares)																				7,347,500					7,347,500
Generating gross proceeds																				$ 7,347,500					$ 7,347,500
NorthView Acquisition Corp [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Outstanding redemption share (in Shares)										6,027,219															6,027,219
NorthView Acquisition Corp [Member] | Public Shares [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock redeemed (in Shares)					50,556															95,394					95,394
NorthView Acquisition Corp [Member] | Public Shares [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock remaining outstanding (in Shares)																				5,931,825					5,931,825
NorthView Acquisition Corp [Member] | Sponsor [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Price per share (in Dollars per share)																				$ 10.1					$ 10.1
Convertible working capital												$ 1,200,000
Convertible Working Capital Promissory Note [Member] | NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Convertible promissory note																				$ 9,133,382					$ 8,908,052
U.S. Federal [Member] | NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Percentage of excise tax														1.00%
Redeemable Shares [Member] | NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock redeemed (in Shares)	532,958			50,556			95,394			140,663			18,000,868